SCHEDULE OF MATURITY OF NON-CANCELLABLE OPERATING LEASE OBLIGATIONS (Details) - HKD ($)	Dec. 31, 2025	Dec. 31, 2024
Right-of-use Assets And Lease Liabilities
Total undiscounted lease obligations for the year ending December 31, 2026	$ 1,615,434
Less: imputed interest	(31,011)
Lease liabilities recognized in the consolidated balance sheet	$ 1,584,423	$ 3,480,807